INCOME TAX (CREDITS) EXPENSES	12 Months Ended
Dec. 31, 2025
Income Tax Credits Expenses
INCOME TAX (CREDITS) EXPENSES
21	INCOME TAX (CREDITS) EXPENSES

British Virgin Islands

The Company and our subsidiaries incorporated in British Virgin Islands currently enjoy permanent income tax holidays; accordingly, the Company and our subsidiaries incorporated in the British Virgin Islands do not accrue for income taxes.

Peru

Our subsidiaries incorporated in Peru are considered as Peru tax residents under Peru tax laws; accordingly, they are subject to corporate income tax on their taxable income under Peru tax laws at statutory tax rates ranging from 5% to 29.5% (2024: 5% to 29.5%, 2023: 5% to 29.5%), depending on the city where the subsidiaries are situated and operated.

France

Our subsidiary incorporated in France is considered as France tax resident under France tax laws; accordingly, it is subject to corporate income tax on their taxable income under France tax laws at a statutory tax rate of 25% (2024: 25.0%, 2023: 25.0%).

China

Our subsidiary incorporated in China is considered as China tax resident under China tax laws; accordingly, it is subject to corporate income tax on their taxable income under China tax laws at a statutory tax rate of 25% (2024: 25%, 2023: 25%).

Macau

Our subsidiary incorporated in Macau is considered as Macau tax resident under Macau tax laws; accordingly, it is subject to corporate income tax on their taxable income under Macau tax laws at a statutory tax rate of 12% (2024: 12%, 2023: 12%).

Hong Kong

Our subsidiary incorporated in Hong Kong is subject to corporate income tax on their taxable income under Hong Kong tax laws at a statutory tax rate of 16.5% (2024: 16.5%, 2023: 16.5%).

The income tax provision consists of the following components:

	2025	2024	2023
	USD	USD	USD

Current tax	17,968	16,308	19,720
Under (Over) provision of tax in prior years	33,982	(89,823)	(68,491)
Total	51,950	(73,515)	(48,771)

The income tax expenses (credits) for the years can be reconciled to the loss before income tax per the consolidated statement of profit or loss as follows:

	2025	2024	2023
	USD	USD	USD

Loss before income tax	(6,364,785)	(1,011,327)	(753,081)

Tax at the respective income tax rates	(1,437,512)	(39,596)	170,905
Tax effect of expenses not deductible for tax purpose	1,541,308	70,985	191,697
Tax effect of income not taxable for tax purpose	(121,785)	(15,081)	(342,882)
Under (Over) provision in respect of prior years	(33,962)	(89,823)	(68,491)
Total	51,950	(73,515)	(48,771)

As at 31 December 2025, the Group has unused tax losses of approximately USD1,163,254 (2024: USD321,102) that can be carried forward against future taxable profits, the Group did not recognize deferred tax assets as the realization of the related tax benefit may not be probable. Included in unrecognised tax losses are losses of USD319,970 (2024: USD16,096) that will expire within 5 year. Other losses may be carried forward indefinitely.